COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments with Off-Balance-Sheet Risk
Commitments	$ 64,148	$ 50,490
Number of pending material legal proceedings	0
Commitments to extend credit
Financial Instruments with Off-Balance-Sheet Risk
Commitments, variable rate	39,782	28,495
Commitments, fixed rate	18,427	15,453
Standby letters of credit
Financial Instruments with Off-Balance-Sheet Risk
Commitments, variable rate	2,879	3,523
Percentage collateralization on financial instruments allowed under commitments	100.00%
Credit card commitments
Financial Instruments with Off-Balance-Sheet Risk
Commitments, fixed rate	$ 3,060	$ 3,019